Note 18 - Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2018	Jan. 31, 2019	Jan. 31, 2018
Balance	$ 32,113	$ 32,113
Recognition of unearned revenue		(27,252)
Deferral of revenue		29,423
Increases from business combinations		1,789
Effect of movements in foreign exchange		(982)
Balance		35,091
Current		34,236	$ 30,985
Long-term		855
Balance at January 31, 2018
Adjustment for adoption of ASC 606	495
Balance at February 1, 2018	$ 495	495
Transfers to trade receivables from contract assets		(266)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables		606
Effect of movements in foreign exchange		(23)
Balance at January 31, 2019		$ 812